AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.8%
	AEROSPACE/DEFENSE — 1.6%
1,787	Boeing Co.*	$387,994
2,231	General Electric Co.	687,215
2,781	RTX Corp.	510,035
		1,585,244
	AGRICULTURE — 0.3%
1,715	Altria Group, Inc.	98,887
1,439	Philip Morris International, Inc.	230,815
		329,702
	AUTO MANUFACTURERS — 0.1%
217	Tesla, Inc.*	97,589

	BANKS — 2.0%
6,147	Bank of America Corp.	338,085
1,583	Citigroup, Inc.	184,720
272	Goldman Sachs Group, Inc.	239,088
2,475	JPMorgan Chase & Co.	797,494
1,101	Morgan Stanley	195,461
2,723	Wells Fargo & Co.	253,784
		2,008,632
	BEVERAGES — 0.6%
4,238	Coca-Cola Co.	296,279
762	Monster Beverage Corp.*	58,423
1,397	PepsiCo, Inc.	200,497
		555,199
	BIOTECHNOLOGY — 0.1%
115	Amgen, Inc.	37,641
839	Corteva, Inc.	56,238
		93,879
	BUILDING MATERIALS — 0.1%
79	Martin Marietta Materials, Inc.	49,190
146	Vulcan Materials Co.	41,642
		90,832
	CHEMICALS — 0.5%
262	Air Products and Chemicals, Inc.	64,719
342	Ecolab, Inc.	89,782
635	Linde PLC[1]	270,758
312	Sherwin-Williams Co.	101,097
		526,356

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES — 1.8%
5,608	Automatic Data Processing, Inc.[2]	$1,442,546
714	S&P Global, Inc.	373,129
		1,815,675
	COMPUTERS — 9.6%
8,623	Accenture PLC - Class A1	2,313,551
4,110	Apple, Inc.[2]	1,117,344
3,516	Crowdstrike Holdings, Inc. - Class A*,2	1,648,160
8,587	Fortinet, Inc.*,2	681,894
12,896	International Business Machines Corp.[2]	3,819,924
		9,580,873
	COSMETICS/PERSONAL CARE — 0.4%
825	Colgate-Palmolive Co.	65,191
2,389	Procter & Gamble Co.	342,368
		407,559
	DISTRIBUTION/WHOLESALE — 0.5%
13,238	Copart, Inc.*	518,268

	DIVERSIFIED FINANCIAL SERVICES — 6.9%
501	American Express Co.	185,345
3,156	Coinbase Global, Inc. - Class A*	713,698
8,252	Mastercard, Inc. - Class A2	4,710,902
3,750	Visa, Inc. - Class A2	1,315,162
		6,925,107
	ELECTRIC — 0.0%
28	Constellation Energy Corp.	9,892
198	NextEra Energy, Inc.	15,895
		25,787
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
910	Eaton Corp. PLC[1]	289,844

	ELECTRONICS — 0.3%
1,484	Honeywell International, Inc.	289,514

	FOOD — 0.1%
1,243	Mondelez International, Inc. - Class A	66,911

	HEALTHCARE-PRODUCTS — 3.9%
4,627	Abbott Laboratories	579,717
736	Agilent Technologies, Inc.	100,147
3,661	Boston Scientific Corp.*	349,076

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
1,926	Danaher Corp.	$440,900
1,524	Edwards Lifesciences Corp.*	129,921
1,185	GE HealthCare Technologies, Inc.	97,194
203	IDEXX Laboratories, Inc.*	137,336
953	Intuitive Surgical, Inc.*	539,741
3,410	Medtronic PLC[1]	327,565
326	Natera, Inc.*	74,683
371	ResMed, Inc.	89,363
253	STERIS PLC[1]	64,140
1,028	Stryker Corp.	361,311
1,075	Thermo Fisher Scientific, Inc.	622,909
		3,914,003
	HEALTHCARE-SERVICES — 1.7%
751	Cigna Group	206,698
599	Elevance Health, Inc.	209,979
681	HCA Healthcare, Inc.	317,932
312	Humana, Inc.	79,912
216	Labcorp Holdings, Inc.	54,190
2,408	UnitedHealth Group, Inc.[2]	794,905
		1,663,616
	HOUSEHOLD PRODUCTS/WARES — 0.0%
327	Kimberly-Clark Corp.	32,991

	INSURANCE — 2.1%
4,083	Berkshire Hathaway, Inc. - Class B*,2	2,052,320

	INTERNET — 26.8%
6,435	Airbnb, Inc. - Class A*	873,358
14,189	Alphabet, Inc. - Class A2	4,441,157
731	Amazon.com, Inc.*	168,729
4,512	AppLovin Corp. - Class A*	3,040,276
5,438	DoorDash, Inc. - Class A*	1,231,598
719	MercadoLibre, Inc.*	1,448,253
7,011	Meta Platforms, Inc. - Class A2	4,627,891
42,229	Netflix, Inc.*,2	3,959,391
9,482	Palo Alto Networks, Inc.*,2	1,746,584
11,480	Robinhood Markets, Inc. - Class A*	1,298,388
2,564	Spotify Technology S.A.*,1	1,488,941
29,214	Uber Technologies, Inc.*,2	2,387,076
		26,711,642
	IRON/STEEL — 0.0%
243	Nucor Corp.	39,636

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — 0.6%
1,034	Caterpillar, Inc.	$592,347
26	GE Vernova, Inc.	16,993
		609,340
	MEDIA — 0.1%
48	Charter Communications, Inc. - Class A*	10,020
2,121	Comcast Corp. - Class A	63,397
		73,417
	MINING — 0.2%
1,946	Freeport-McMoRan, Inc.	98,837
1,341	Newmont Corp.	133,899
		232,736
	OIL & GAS — 0.8%
1,375	Chevron Corp.	209,564
829	ConocoPhillips	77,603
320	EOG Resources, Inc.	33,603
2,829	Exxon Mobil Corp.	340,442
195	Marathon Petroleum Corp.	31,713
262	Phillips 66	33,808
199	Valero Energy Corp.	32,395
		759,128
	OIL & GAS SERVICES — 0.0%
933	SLB Ltd.[1]	35,809

	PHARMACEUTICALS — 1.1%
377	AbbVie, Inc.	86,141
699	Becton Dickinson & Co.	135,655
497	Cencora, Inc.	167,862
3,174	CVS Health Corp.	251,889
1,006	Dexcom, Inc.*	66,768
181	Eli Lilly & Co.	194,517
514	Johnson & Johnson	106,372
527	Merck & Co., Inc.	55,472
		1,064,676
	PIPELINES — 0.1%
1,284	Kinder Morgan, Inc.	35,297
801	Williams Cos., Inc.	48,148
		83,445
	RETAIL — 0.6%
31	Costco Wholesale Corp.	26,733

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL (Continued)
73	Home Depot, Inc.	$25,119
4,787	Walmart, Inc.	533,320
		585,172
	SEMICONDUCTORS — 2.1%
420	Advanced Micro Devices, Inc.*	89,947
204	Applied Materials, Inc.	52,426
1,293	Broadcom, Inc.	447,508
1,237	Intel Corp.*	45,645
322	Lam Research Corp.	55,120
269	Micron Technology, Inc.	76,775
6,730	NVIDIA Corp.	1,255,145
272	QUALCOMM, Inc.	46,526
		2,069,092
	SOFTWARE — 34.8%
5,795	Adobe, Inc.*,2	2,028,192
2,949	Autodesk, Inc.*,2	872,933
3,772	Cadence Design Systems, Inc.*,2	1,179,052
3,558	Cloudflare, Inc. - Class A*	701,460
5,138	CoreWeave, Inc. - Class A*	367,932
4,795	Datadog, Inc. - Class A*	652,072
3,000	Electronic Arts, Inc.	612,990
320	Fair Isaac Corp.*	540,998
3,906	Intuit, Inc.[2]	2,587,413
9,234	Microsoft Corp.[2]	4,465,747
22,496	Oracle Corp.[2]	4,384,695
26,970	Palantir Technologies, Inc. - Class A*	4,793,918
8,930	ROBLOX Corp. - Class A*	723,598
1,490	Roper Technologies, Inc.[2]	663,244
13,336	Salesforce, Inc.[2]	3,532,840
14,570	ServiceNow, Inc.*,2	2,231,978
5,137	Snowflake, Inc.*,2	1,126,852
3,875	Strategy, Inc.*	588,806
2,816	Synopsys, Inc.*,2	1,322,732
2,341	Take-Two Interactive Software, Inc.*	599,366
426	Veeva Systems, Inc. - Class A*	95,096
3,040	Workday, Inc. - Class A*,2	652,931
		34,724,845
	TELECOMMUNICATIONS — 0.4%
143	AST SpaceMobile, Inc. - Class A*	10,386
3,934	AT&T, Inc.	97,720
1,023	Cisco Systems, Inc.	78,802
73	EchoStar Corp. - Class A*	7,935

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
133	Frontier Communications Parent, Inc.*	$5,063
466	Lumen Technologies, Inc.*	3,621
62	Millicom International Cellular S.A.[1]	3,437
346	T-Mobile US, Inc.	70,252
2,320	Verizon Communications, Inc.	94,494
		371,710
	TRANSPORTATION — 0.3%
1,386	Union Pacific Corp.	320,610
	TOTAL COMMON STOCKS
	(Cost $70,363,551)	100,551,159

Principal Amount
	SHORT-TERM INVESTMENTS — 0.1%

$47,009	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[3]	47,009
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $47,009)	47,009

	TOTAL INVESTMENTS — 100.9%
	(Cost $70,410,560)	100,598,168

	Liabilities in Excess of Other Assets — (0.9)%	(866,997)
	TOTAL NET ASSETS — 100.0%	$99,731,171

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of December 31, 2025, the aggregate value of those securities was $28,523,383, representing 28.6% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

							Premium	Unrealized
				Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Fund Pays	Fund Receives	Frequency	Date	Amount	(Received)	(Depreciation)

BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	1/2/26	$101,405,804	$563	$(304,616)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.85%	Basket Return	Monthly	1/2/26	31,552,342	1,164	(121,132)
TOTAL EQUITY SWAP CONTRACTS								$(425,748)

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 33.15% and (33.15)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of			Percentage of Equity
Shares	Description	Value	Swap's Notional Amount
8,492	Palantir Technologies, Inc. - Class A	$1,509,453	4.78%
2,598	Mastercard, Inc. - Class A	1,483,146	4.70%
2,208	Meta Platforms, Inc. - Class A	1,457,479	4.62%
2,907	Microsoft Corp.	1,405,883	4.46%
4,468	Alphabet, Inc. - Class A	1,398,484	4.43%
7,083	Oracle Corp.	1,380,548	4.38%
13,296	Netflix, Inc.	1,246,633	3.95%
4,060	International Business Machines Corp.	1,202,613	3.81%
4,199	Salesforce, Inc.	1,112,357	3.53%
1,421	AppLovin Corp. - Class A	957,498	3.03%
1,230	Intuit, Inc.	814,777	2.58%
9,198	Uber Technologies, Inc.	751,569	2.38%
2,715	Accenture PLC - Class A	728,435	2.31%
4,585	ServiceNow, Inc.	702,376	2.23%
1,286	Berkshire Hathaway, Inc. - Class B	646,408	2.05%
1,825	Adobe, Inc.	638,732	2.02%
2,986	Palo Alto Networks, Inc.	550,021	1.74%
1,107	Crowdstrike Holdings, Inc. - Class A	518,917	1.64%
807	Spotify Technology S.A.	468,633	1.49%
226	MercadoLibre, Inc.	455,223	1.44%
1,766	Automatic Data Processing, Inc.	454,268	1.44%
887	Synopsys, Inc.	416,642	1.32%
1,181	Visa, Inc. - Class A	414,189	1.31%
3,615	Robinhood Markets, Inc. - Class A	408,857	1.30%
2,119	NVIDIA Corp.	395,194	1.25%
1,712	DoorDash, Inc. - Class A	387,734	1.23%
1,188	Cadence Design Systems, Inc.	371,345	1.18%
1,617	Snowflake, Inc.	354,705	1.12%
1,294	Apple, Inc.	351,787	1.11%
2,026	Airbnb, Inc. - Class A	274,969	0.87%
928	Autodesk, Inc.	274,697	0.87%
779	JPMorgan Chase & Co.	251,009	0.80%
758	UnitedHealth Group, Inc.	250,223	0.79%
2,812	ROBLOX Corp. - Class A	227,856	0.72%
994	Coinbase Global, Inc. - Class A	224,783	0.71%
1,120	Cloudflare, Inc. - Class A	220,808	0.70%
702	General Electric Co.	216,237	0.69%
2,704	Fortinet, Inc.	214,725	0.68%
469	Roper Technologies, Inc.	208,766	0.66%
957	Workday, Inc. - Class A	205,544	0.65%
1,510	Datadog, Inc. - Class A	205,345	0.65%
338	Thermo Fisher Scientific, Inc.	195,854	0.62%
945	Electronic Arts, Inc.	193,092	0.61%
737	Take-Two Interactive Software, Inc.	188,694	0.60%
326	Caterpillar, Inc.	186,756	0.59%
1,220	Strategy, Inc.	185,379	0.59%
1,457	Abbott Laboratories	182,548	0.58%
101	Fair Isaac Corp.	170,753	0.54%
300	Intuitive Surgical, Inc.	169,908	0.54%
1,507	Walmart, Inc.	167,895	0.53%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.